Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,237,000
Previously Paid Amount	0.00
Total Fee Amount	920.58
Total Offset Amount	0.00
Net Fee	920.58
Narrative - Max Aggregate Offering Price	$ 6,237,000
Final Prospectus	true